Document and Entity Information	1 Months Ended
Mar. 31, 2014
Document And Entity Information
Entity Registrant Name	Tech Foundry Ventures, Inc.
Entity Central Index Key	0001605481
Document Type	S-1
Document Period End Date	Mar. 31, 2014
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company